CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details)	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2014 CNY	May 17, 2011 Capped Call Option [Member] USD ($)	Dec. 31, 2014 Capped Call Option [Member] CNY	Dec. 31, 2013 Capped Call Option [Member] CNY	Dec. 31, 2012 Capped Call Option [Member] CNY	May 17, 2011 Capped Call Option [Member] CNY	May 17, 2011 2016 Notes [Member] USD ($)	Dec. 31, 2014 2016 Notes [Member] CNY	Dec. 31, 2013 2016 Notes [Member] CNY	Dec. 31, 2012 2016 Notes [Member] CNY	Dec. 31, 2011 2016 Notes [Member] USD ($)	Dec. 31, 2014 2019 Notes [Member] CNY	Dec. 31, 2014 2019 Notes [Member] USD ($)
Debt Instrument [Line Items]
Aggregate principal amount							$ 125,000,000						$ 150,000,000
Debt issuance date											May 17, 2011	Jan. 22, 2014
Debt maturity date											May 15, 2016	Feb. 01, 2019
Stated interest rate							4.00%						4.00%
Convertible debt, conversion rate							0.296307					0.218221
Convertible debt, conversion price						48.21	$ 33.75						$ 45.83
Debt covenant, ownership interest threshold							50.00%
Call feature, percentage							100.00%					100.00%
Face value of notes repurchased											2,000,000
Percentage of notes repurchased											1.60%
Percentage of price redeemed at											41.00%
Fair value of convertible notes								721,541,380	770,485,897	483,581,668		818,857,265
Foreign exchange gain (loss)	2,814,189							(3,039,266)	18,298,249	1,047,241
Gain (loss) from change in fair value of convertible senior notes								51,983,783	(305,202,478)	398,030,217		98,806,924
Premium paid for derivative		18,000,000
Derivative, fair value			21,098,263	107,223,601	16,131,208
Change in fair value of convertible senior notes and capped call option			(86,689,063)	92,295,905	(309,052)